Other current liabilities	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Other current liabilities
18.	Other current liabilities
Other current liabilities consist of the following:

	As of
	December 31, 2023	December 31, 2022
	(Euros in thousands)
Income tax liability	4,298	4,298
Payroll tax	3,560	3,426
Accrual for vacation	1,277	806
Accrued bonuses	—	680
Other liabilities	213	156

Total	9,348	9,366

Other current liabilities are non-interest-bearing and are due within one year. The carrying amounts of other current liabilities represent fair values due to their short-term nature.